Post-retirement benefits - Results summary of sensitivity analysis (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial assumption of discount rates [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of discount rates [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of expected rates of inflation [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of expected rates of inflation [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [Member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [Member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase of percentage points	0.50%	0.50%
Decrease of percentage points	0.50%	0.50%
Actuarial assumption of allowance for future improvements in longevity [member] | Pensions [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year
Actuarial assumption of allowance for future improvements in longevity [member] | Other retirement benefits [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase in actuarial assumption of longevity trend	1 year	1 year
Decrease in actuarial assumption of longevity trend	1 year	1 year